Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Mann- India Technologies Private Limited [Member]
Schedule of Property and Equipment
Property and equipment consisted of the following as of March 31, 2019 and December 31, 2018:

	As at March 31, 2019	As at December 31, 2018
	(Unaudited)
Furniture and fixtures	$173,224	$172,426
Office equipments	30,651	30,510
Vehicles	63,346	63,054
Computers and peripherals	400,274	398,430
Gross Assets	667,495	664,420
Accumulated Depreciation	(595,440)	(578,999)
Net Assets	$72,055	$85,421

Property and equipment consisted of the following as of December 31, 2018 and December 31, 2017:

	As at December 31, 2018	As at December 31, 2017
Furniture and fixtures	$172,426	$187,919
Office equipments	30,510	30,210
Vehicles	63,054	166,963
Computers and peripherals	398,430	431,036
Gross Assets	664,420	816,127
Accumulated Depreciation	(578,999)	(686,288)
Net Assets	$85,421	$129,840